SCHEDULE OF EXCHANGE RATE USED FOR FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ScheduleOfExchangeRateUsedForForeignCurrencyTranslationLineItems [Line Items]
Translation rate for balance sheet items, except for equity accounts	1	1	1
Translation rate for statement of operations and cash flow items	1	1	1
Hong Kong, Dollars
ScheduleOfExchangeRateUsedForForeignCurrencyTranslationLineItems [Line Items]
Translation rate for balance sheet items, except for equity accounts	7.78	7.77	7.81
Translation rate for statement of operations and cash flow items	7.80	7.80	7.83
China, Yuan Renminbi
ScheduleOfExchangeRateUsedForForeignCurrencyTranslationLineItems [Line Items]
Translation rate for balance sheet items, except for equity accounts	7.03	7.19	7.08
Translation rate for statement of operations and cash flow items	7.14	7.12	7.05